Restructuring Activities (Tables)	12 Months Ended
Dec. 02, 2012
Restructuring Activities
Summary of the restructuring activity and the related restructuring liabilities
	2012 Restructuring Activities
	Liabilities November 27, 2011	Charges to Expense	Cash Payments	Non-cash Utilized	Liabilities December 2, 2012
	(in thousands)
Severance and employee benefits	$—	$621	$—	$—	$621
Multi-employer pension withdrawal liability	—	1,800	—	—	1,800

Total	$—	$2,421	$—	$—	$2,421